UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-07687)

First American Strategy Funds, Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall
Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Charles D. Gariboldi, Jr.
800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)

800-677-3863
Registrant's telephone number, including area code

Date of fiscal year end: 08/31/08

Date of reporting period:  05/31/08

Item 1. Schedule of Investments.

Schedule of INVESTMENTS May 31, 2008 (unaudited), all dollars are rounded to thousands (000)

Strategy Aggressive Growth Allocation Fund

DESCRIPTION	SHARES	VALUE+

Investment Companies - 98.4%
Equity Funds (a) - 80.4%
First American Equity Income Fund, Class Y	192,351	$2,693
First American International Fund, Class Y	143,114	2,117
First American International Select Fund, Class Y	1,991,646	22,147
First American Large Cap Growth Opportunities Fund, Class Y	611,028	19,706
First American Large Cap Select Fund, Class Y	1,638,995	22,176
First American Large Cap Value Fund, Class Y	599,905	10,894
First American Mid Cap Growth Opportunities Fund, Class Y (b)	121,825	5,046
First American Mid Cap Value Fund, Class Y	141,507	3,478
First American Quantitative Large Cap Core Fund, Class Y	567,155	13,754
First American Quantitative Large Cap Growth Fund, Class Y	131,994	3,391
First American Quantitative Large Cap Value Fund, Class Y	111,975	2,684
First American Real Estate Securities Fund, Class Y	440,924	8,620
First American Small Cap Growth Opportunities Fund, Class Y (b)	66,517	1,280
First American Small Cap Select Fund, Class Y	178,033	2,218
First American Small Cap Value Fund, Class Y	9,769	110
Total Equity Funds		120,314

Fixed Income Funds (a) - 13.1%
First American Inflation Protected Securities Fund, Class Y	198,828	2,014
First American Total Return Bond Fund, Class Y	1,734,900	17,626
Total Fixed Income Funds		19,640

Exchange-Traded Fund - 4.9%
iShares S&P GSCI Commodity-Indexed Trust (b)	107,730	7,315
Total Investment Companies
(Cost $145,775)		147,269
Short-Term Investment (a) - 1.5%
First American Prime Obligations Fund, Class Z
(Cost $2,241)	2,241,356	2,241
Total Investments (c) - 99.9%
(Cost $148,016)		149,510
Other Assets and Liabilities, Net - 0.1%		112
Total Net Assets - 100.0%		$149,622

+	Investments in affiliated investment companies are valued at the respective net asset value of each underlying fund as of May 31, 2008.
Security valuations for equity securities and investments in unaffiliated investment companies are furnished by an independent pricing service that has been approved by the fund's board of directors.
(a)	Investments in affiliated securities. These funds are advised by FAF Advisors, Inc., which also serves as advisor to this fund.
(b)	Fund paid no dividends during the twelve-month period ended May 31, 2008.
(c)
On May 31, 2008, the cost of investments for federal income tax purposes was approximately $148,016.  The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$6,706
Gross unrealized depreciation	(5,212)
Net unrealized appreciation	$1,494

Schedule of INVESTMENTS May 31, 2008 (unaudited), all dollars are rounded to thousands (000)

Strategy Growth Allocation Fund

DESCRIPTION	SHARES	VALUE +

Investment Companies - 98.7%
Equity Funds (a) - 64.9%
First American Equity Income Fund, Class Y	265,323	$3,714
First American International Select Fund, Class Y	2,240,927	24,919
First American Large Cap Growth Opportunities Fund, Class Y	634,760	20,471
First American Large Cap Select Fund, Class Y	1,746,536	23,631
First American Large Cap Value Fund, Class Y	532,252	9,666
First American Mid Cap Growth Opportunities Fund, Class Y (b)	92,484	3,831
First American Mid Cap Value Fund, Class Y	109,398	2,689
First American Quantitative Large Cap Core Fund, Class Y	610,841	14,813
First American Quantitative Large Cap Growth Fund, Class Y	92,432	2,374
First American Quantitative Large Cap Value Fund, Class Y	71,853	1,722
First American Real Estate Securities Fund, Class Y	377,888	7,388
First American Small Cap Select Fund, Class Y	188,572	2,350
First American Small Cap Value Fund, Class Y	11,850	133
Total Equity Funds		117,701

Fixed Income Funds (a) - 29.9%
First American Inflation Protected Securities Fund, Class Y	411,916	4,172
First American Total Return Bond Fund, Class Y	4,927,989	50,069
Total Fixed Income Funds		54,241

Exchange-Traded Fund - 3.9%
iShares S&P GSCI Commodity-Indexed Trust (b)	104,333	7,084
Total Investment Companies
(Cost $169,995)		179,026
Short-Term Investment (a) - 1.3%
First American Prime Obligations Fund, Class Z
(Cost $2,427)	2,426,848	2,427
Total Investments (c) - 100.0%
(Cost $172,422)		181,453
Other Assets and Liabilities, Net - 0.0%		(126)
Total Net Assets - 100.0%		$181,327

+	Investments in affiliated investment companies are valued at the respective net asset value of each underlying fund as of May 31, 2008.
Security valuations for equity securities and investments in unaffiliated investment companies are furnished by an independent pricing service that has been approved by the fund's board of directors.

(a)	Investments in affiliated securities. These funds are advised by FAF Advisors, Inc., which also serves as advisor to this fund.
(b)	Fund paid no dividends during the twelve-month period ended May 31, 2008.
(c)
On May 31, 2008, the cost of investments for federal income tax purposes was approximately $172,422.  The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$10,563
Gross unrealized depreciation	(1,532)
Net unrealized appreciation	$9,031

Schedule of INVESTMENTS May 31, 2008 (unaudited), all dollars are rounded to thousands (000)

Strategy Growth & Income Allocation Fund

DESCRIPTION	SHARES	VALUE+

Investment Companies - 98.7%
Equity Funds (a) - 54.0%
First American Equity Income Fund, Class Y	567,833	$7,950
First American International Fund, Class Y	587,633	8,691
First American International Select Fund, Class Y	2,603,014	28,946
First American Large Cap Growth Opportunities Fund, Class Y	869,802	28,051
First American Large Cap Select Fund, Class Y	2,532,197	34,261
First American Large Cap Value Fund, Class Y	579,197	10,518
First American Mid Cap Growth Opportunities Fund, Class Y (b)	113,579	4,704
First American Mid Cap Value Fund, Class Y	167,299	4,112
First American Quantitative Large Cap Core Fund, Class Y	898,062	21,778
First American Quantitative Large Cap Growth Fund, Class Y	161,475	4,148
First American Quantitative Large Cap Value Fund, Class Y	127,282	3,051
First American Real Estate Securities Fund, Class Y	480,023	9,384
First American Small Cap Select Fund, Class Y	235,560	2,935
First American Small Cap Value Fund, Class Y	18,541	209
Total Equity Funds		168,738

Fixed Income Funds (a) - 41.9%
First American Inflation Protected Securities Fund, Class Y	956,878	9,693
First American Total Return Bond Fund, Class Y	11,948,500	121,397
Total Fixed Income Funds		131,090

Exchange-Traded Fund - 2.8%
iShares S&P GSCI Commodity-Indexed Trust (b)	128,555	8,729
Total Investment Companies
(Cost $301,723)		308,557
Short-Term Investment (a) - 1.6%
First American Prime Obligations Fund, Class Z
(Cost $5,071)	5,070,760	5,071
Total Investments (c) - 100.3%
(Cost $306,794)		313,628
Other Assets and Liabilities, Net - (0.3)%		(1,022)
Total Net Assets - 100.0%		$312,606

+	Investments in affiliated investment companies are valued at the respective net asset value of each underlying fund as of May 31, 2008.
Security valuations for equity securities and investments in unaffiliated investment companies are furnished by an independent pricing service that has been approved by the fund's board of directors.
(a)	Investments in affiliated securities. These funds are advised by FAF Advisors, Inc., which also serves as advisor to this fund.
(b)	Fund paid no dividends during the twelve-month period ended May 31, 2008.
(c)
On May 31, 2008, the cost of investments for federal income tax purposes was approximately $306,794.  The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$11,223
Gross unrealized depreciation	(4,389)
Net unrealized appreciation	$6,834

Schedule of INVESTMENTS May 31, 2008 (unaudited), all dollars are rounded to thousands (000)

Strategy Income Allocation Fund

DESCRIPTION	SHARES	VALUE +

Investment Companies - 98.6%
Equity Funds (a) - 27.9%
First American Equity Income Fund, Class Y	111,530	$1,561
First American International Fund, Class Y	63,650	941
First American International Select Fund, Class Y	356,247	3,962
First American Large Cap Growth Opportunities Fund, Class Y	95,331	3,075
First American Large Cap Select Fund, Class Y	266,803	3,610
First American Large Cap Value Fund, Class Y	44,500	808
First American Mid Cap Growth Opportunities Fund, Class Y (b)	18,393	762
First American Mid Cap Value Fund, Class Y	29,244	719
First American Quantitative Large Cap Core Fund, Class Y	182,326	4,421
First American Quantitative Large Cap Growth Fund, Class Y	43,267	1,112
First American Quantitative Large Cap Value Fund, Class Y	30,794	738
First American Real Estate Securities Fund, Class Y	39,568	774
First American Small Cap Select Fund, Class Y	5,164	64
Total Equity Funds		22,547

Fixed Income Funds (a) - 69.7%
First American Core Bond Fund, Class Y	1,896,659	20,958
First American Inflation Protected Securities Fund, Class Y	312,740	3,168
First American Total Return Bond Fund, Class Y	3,171,701	32,224
Total Fixed Income Funds		56,350

Exchange-Traded Fund - 1.0%
iShares S&P GSCI Commodity-Indexed Trust (b)	11,500	781

Total Investment Companies
(Cost $76,936)		79,678

Short-Term Investments (a) - 1.5%
First American Prime Obligations Fund, Class Z
(Cost $1,235)	1,235,182	1,235
Total Investments (c) - 100.1%
(Cost $78,171)		80,913
Other Assets and Liabilities, Net - (0.1)%		(72)
Total Net Assets - 100.0%		$80,841

+	Investments in affiliated investment companies are valued at the respective net asset value of each underlying fund as of May 31, 2008.
Security valuations for equity securities and investments in unaffiliated investment companies are furnished by an independent pricing service that has been approved by the fund's board of directors.

(a)	Investments in affiliated securities. These funds are advised by FAF Advisors, Inc., which also serves as advisor to this fund.
(b)	Fund paid no dividends during the twelve-month period ended May 31, 2008.
(c)
On May 31, 2008, the cost of investments for federal income tax purposes was approximately $78,171.  The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$3,002
Gross unrealized depreciation	(260)
Net unrealized appreciation	$2,742

Schedule of INVESTMENTS May 31, 2008 (unaudited), all dollars are rounded to thousands (000)
Income Builder Fund

DESCRIPTION	SHARES	VALUE+

Investment Companies - 95.2%
Equity Funds (a) - 32.2%
First American Large Cap Value Fund, Class Y	247,299	$4,491
First American Real Estate Securities Fund, Class Y	143,645	2,808
		7,299
Exchange-Traded Funds - 1.1%
iShares Dow Jones Select Dividend Index	3,500	204
KBW Bank	600	23
KBW Capital Markets	500	26
		253
Fixed Income Funds (a) - 61.9%
First American High Income Bond Fund, Class Y	850,998	7,659
First American U.S. Government Mortgage Fund, Class Y	621,384	6,375
		14,034
Total Investment Companies
(Cost $23,521)		21,586

Common Stocks - 3.8%
Consumer Discretionary - 0.1%
Regal Entertainment Group, Class A	1,900	33

Energy - 0.5%
Chevron	300	30
Exxon Mobil	700	62
Rowan	400	18
		110
Financials - 1.1%
Allied Capital	2,600	52
American Capital Strategies	1,900	61
Bank of America	900	30
CapitalSource - REIT	1,200	18
Citigroup	900	20
Comerica	400	15
Huntington Bancshares	1,200	11
Wachovia	400	9
Washington Mutual	900	8
Wells Fargo	800	22
		246
Healthcare - 0.2%
Pfizer	2,600	50

Industrials - 0.1%
General Electric	600	18

Materials - 0.7%
Dow Chemical	700	29
MeadWestvaco	900	23
Packaging Corporation of America	1,700	44
Southern Copper	600	66
		162
Telecommunication Services - 0.4%
AT&T	900	36
Citizens Communications	4,600	54
		90
Utilities - 0.7%
Consolidated Edison	700	29
Energy East	1,900	48
Nicor	300	12
Progress Energy	1,000	43
TECO Energy	1,200	25
		157
Total Common Stocks
(Cost $1,047)		866

Short-Term Investment - 0.9%
First American Prime Obligations Fund, Class Z (a)
(Cost $192)	192,495	192
Total Investments (b) - 99.9%
(Cost $24,760)		22,644
Other Assets and Liabilities, Net - 0.1%		26
Total Net Assets - 100.0%		$22,670

+
Investments in affiliated investment companies are valued at the respective net asset value of each underlying fund as of May 31, 2008.  Security valuations for equity securities and investments in unaffiliated investment companies are furnished by an independent pricing service that has been approved by the fund's board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established by the fund's board of directors. As of May 31, 2008, the fund held no fair valued securities.

(a)	Investments in affiliated securities. These funds are advised by FAF Advisors, Inc., which also serves as advisor to this fund.
(b)
On May 31, 2008, the cost of investments for federal income tax purposes was approximately $24,760.  The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$83
Gross unrealized depreciation	(2,199)
Net unrealized depreciation	$(2,116)

REIT -	Real Estate Investment Trust

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Strategy Funds, Inc.

By:   /s/Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr., President

Date:   July 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr., President

Date:   July 28, 2008

By:   /s/Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr., Treasurer

Date:   July 28, 2008